STOCK-BASED COMPENSATION (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares/Units
Non-vested		1,582,093
Weighted - Average Grant-Date Fair Value per Share
Non-vested		$ 20.39
Compensation Cost	[1]	$ 32.2
Restricted stock and RSUs
Number of Shares/Units
Non-vested		309,934	257,198	459,502
Granted		232,533	143,637	241,699
Assumed in Aviv Merger	[2]	38,268
Cancelled		(61,911)
Vested		(106,146)	(90,901)	(444,003)
Non-vested		412,678	309,934	257,198
Weighted - Average Grant-Date Fair Value per Share
Non-vested		$ 30.08	$ 29.32	$ 22.33
Granted		39.25	30.70	29.87
Assumed in Aviv Merger	[2]	23.50
Cancelled		33.77
Vested		28.72	28.87	22.38
Non-vested		$ 34.44	$ 30.08	$ 29.32
Compensation Cost	[3]	$ 9.1	$ 4.4	$ 7.2
Compensation Cost - Assumed in Aviv Merger	[2],[3]	$ 0.9

[1]	Total compensation costs are net of shares cancelled.
[2]	Total compensation cost to be recognized on the awards based on grant date fair value, which is based on the market price of the Company's common stock on the date of grant.
[3]	Omega stock price on April 1, 2015 was $40.74. The weighted average stock price indicated in the table above represents the expense per unit that we will record related to the assumed Aviv RSUs.